Stock-Based Compensation (Details) - Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model - Jasper Therapeutics, Inc. [Member] - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) - Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model [Line Items]
Fair value of common stock (in Dollars)		$ 3,501,000	$ 2,158,000	$ 10,875,000	$ (256,000)
Expected term (in years)	1 year			1 month 28 days
Expected volatility	80.00%			47.02%
Risk-free interest rate	1.59%			0.08%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model [Line Items]
Fair value of common stock (in Dollars)				$ 0.36
Expected term (in years)		5 years 3 months 14 days	5 years	5 years
Expected volatility		75.27%	74.53%	74.27%
Risk-free interest rate		0.65%	0.31%	0.27%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model [Line Items]
Fair value of common stock (in Dollars)				$ 0.69
Expected term (in years)		6 years 29 days	6 years 3 days	6 years 21 days
Expected volatility		75.79%	75.61%	75.61%
Risk-free interest rate		0.80%	0.41%	0.45%